Concentration of Risk - Schedule of Cost of Sale (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)		Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)		Jun. 30, 2026 MYR (RM)		Dec. 31, 2025 MYR (RM)
Cost of sales [member]
Concentration of Risk [Line Items]
Cost of sale	$ 18,239,682		RM 74,372,301	RM 49,602,598
Percentage of cost of sale	100.00%		100.00%	100.00%
Payables [Member]
Concentration of Risk [Line Items]
Payables	$ 8,396,393					RM 34,236,294		RM 18,315,260
Percentage of payables	100.00%					100.00%		100.00%
Vendor A [Member] | Cost of sales [member]
Concentration of Risk [Line Items]
Cost of sale	$ 2,084,611		RM 8,500,000	RM 8,547,239
Percentage of cost of sale	11.43%		11.43%	17.23%
Vendor B [Member] | Cost of sales [member]
Concentration of Risk [Line Items]
Cost of sale	$ 3,440,304		RM 14,027,838		[1]
Percentage of cost of sale	18.86%		18.86%		[1]
Vendor B [Member] | Payables [Member]
Concentration of Risk [Line Items]
Payables	$ 3,268,288					RM 13,326,446			[2]
Percentage of payables	38.92%					38.92%			[2]
Vendor C [Member] | Cost of sales [member]
Concentration of Risk [Line Items]
Cost of sale	$ 2,627,502		RM 10,713,639		[1]
Percentage of cost of sale	14.41%		14.41%		[1]
Vendor D [Member] | Payables [Member]
Concentration of Risk [Line Items]
Payables		[2]					[2]	RM 2,082,351
Percentage of payables		[2]					[2]	11.37%
Others [Member] | Cost of sales [member]
Concentration of Risk [Line Items]
Cost of sale	$ 10,087,265		RM 41,130,824	RM 41,055,359
Percentage of cost of sale	55.30%		55.30%	82.77%
Others [Member] | Payables [Member]
Concentration of Risk [Line Items]
Payables	$ 5,128,105					RM 20,909,848		RM 16,232,909
Percentage of payables	61.08%					61.08%		88.63%

[1]	Purchases from relevant vendor was less than 10% of the Group’s total cost of sale for the respective year.
[2]	Payables was less than 10% of the Groups total accounts payables for the respective year.